Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 03, 2026	Dec. 28, 2024	Dec. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table reports the compensation of our Principal Executive Officers (“PEOs”) or CEOs and the average compensation of the other non-CEO NEOs as reported in the Summary Compensation Table for the past three fiscal years, as well as Compensation Actually Paid (“CAP”) as calculated under new Pay-Versus-Performance (“PVP”) disclosure requirements and certain performance measures required by the rules. The disclosure covers our three most-recent fiscal years. Dollar amounts reported as CAP are computed in accordance with Item 402(v) of Regulation S-K.

Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs(1)(2)	Total Stockholder Return(3)	Net Income (In thousands)
2025
2024	$3,356,866	$308,326	$1,392,646	$394,184	$43.03	($40,601)
2023	$4,203,231	$18,015	$1,387,322	$45,037	$143.64	($8,223)

(1)	To calculation CAP, as defined by the SEC, the following deductions and additions were made to the Summary Compensation Table totals:

PEO – David Meniane – Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2023	2024	2025
Summary Compensation Table Total	4,203,231	$3,356,866	$1,514,734
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($3,220,000)	($3,460,364)	($758,250)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,477,509	$2,348,543	$225,000
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($1,255,505)	($1,236,722)	($533,287)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$75,000
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($113,598)	($699,997)	$49,275
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($1,073,622)	$0	$(207,057)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$18,015	$308,326	$365,415

Fiscal Year	2023	2024	2025
Summary Compensation Table Total	$1,387,322	$1,392,646	964,717
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($954,438)	($359,401)	($458,425)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$354,593	$353,101	$135,417
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($467,623)	($998,461)	($696,256)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$47,084
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$6,299	$6,299	$17,490
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($281,115)	$0	($82,358)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0
Compensation Actually Paid	$45,037	$394,184	427,639

(2)	The Non-PEO NEOs include the following individuals for the years indicated:
•	2023 – Michael Huffaker, Ryan Lockwood, and Kals Subramanian
•	2024 – Michael Huffaker, Ryan Lockwood, and Kals Subramanian
•	2025 – Michael Huffaker and Kals Subramanian
(3)
Total Stockholder Return is measured based on an assumed investment of $100 as of December 31, 2019 in both the common stock of the Company and the peer group, and assumes reinvestment of dividends. The Russell 2000 Index has been selected as the peer group for this comparison.

Named Executive Officers, Footnote
(2)	The Non-PEO NEOs include the following individuals for the years indicated:
•	2023 – Michael Huffaker, Ryan Lockwood, and Kals Subramanian
•	2024 – Michael Huffaker, Ryan Lockwood, and Kals Subramanian
•	2025 – Michael Huffaker and Kals Subramanian

PEO Total Compensation Amount	$ 1,514,734	$ 3,356,866	$ 4,203,231
PEO Actually Paid Compensation Amount	$ 365,415	308,326	18,015
Adjustment To PEO Compensation, Footnote
(1)	To calculation CAP, as defined by the SEC, the following deductions and additions were made to the Summary Compensation Table totals:

PEO – David Meniane – Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2023	2024	2025
Summary Compensation Table Total	4,203,231	$3,356,866	$1,514,734
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($3,220,000)	($3,460,364)	($758,250)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,477,509	$2,348,543	$225,000
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($1,255,505)	($1,236,722)	($533,287)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$75,000
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($113,598)	($699,997)	$49,275
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($1,073,622)	$0	$(207,057)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$18,015	$308,326	$365,415

Non-PEO NEO Average Total Compensation Amount	$ 964,717	1,392,646	1,387,322
Non-PEO NEO Average Compensation Actually Paid Amount	$ 427,639	394,184	45,037
Adjustment to Non-PEO NEO Compensation Footnote
(1)	To calculation CAP, as defined by the SEC, the following deductions and additions were made to the Summary Compensation Table totals:

Fiscal Year	2023	2024	2025
Summary Compensation Table Total	$1,387,322	$1,392,646	964,717
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($954,438)	($359,401)	($458,425)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$354,593	$353,101	$135,417
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($467,623)	($998,461)	($696,256)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$47,084
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$6,299	$6,299	$17,490
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($281,115)	$0	($82,358)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0
Compensation Actually Paid	$45,037	$394,184	427,639

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		43.03	143.64
Net Income (Loss)		$ (40,601,000)	$ (8,223,000)
PEO Name	David Meniane	David Meniane	David Meniane
Additional 402(v) Disclosure
The following describes the relationship between Compensation Actually Paid to our PEO and average NEO and our financial performance:
Our executive compensation program is designed to align pay with performance. In fiscal 2025, our TSR was -39.60% and we reported a net loss of $49.7 million. Consistent with our pay-for-performance philosophy, Compensation Actually Paid to our PEO was $365,415 and to our average NEO was $427,639, reflecting the negative impact of underwater equity awards and no annual bonus payments due to performance below minimum thresholds.
The most significant factors affecting Compensation Actually Paid are company performance against our annual bonus targets (Adjusted EBITDA and revenue) and the value of equity awards, which is influenced by our stock price performance.
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (758,250)	$ (3,460,364)	$ (3,220,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	225,000	2,348,543	1,477,509
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(533,287)	(1,236,722)	(1,255,505)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,000	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,275	(699,997)	(113,598)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(207,057)	0	(1,073,622)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(458,425)	(359,401)	(954,438)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,417	353,101	354,593
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(696,256)	(998,461)	(467,623)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,084	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,490	6,299	6,299
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (82,358)	0	(281,115)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0